Investment securities (Tables)	12 Months Ended
Dec. 31, 2019
Investment securities
end of	2019	2018	[1]
Investment securities (CHF million)
Securities available-for-sale	1,004	1,477
Total investment securities	1,004	1,477
1 Previously included residential and commercial mortgage-backed securities which have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Investment securities by type
Investment securities by type
	2019				2018				[1]
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by foreign governments	163	8	0	171	821	7	0	828
Corporate debt securities	807	28	2	833	649	0	0	649
Debt securities available-for-sale	970	36	2	1,004	1,470	7	0	1,477
1 Previously included residential and commercial mortgage-backed securities which have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2019 (CHF million)
Corporate debt securities	204	2	0	0	204	2
Debt securities available-for-sale	204	2	0	0	204	2
Proceeds from sales, realized gains and realized losses from available-for-sale securities
	2019			2018			2017
in	Debt securities	Equity securities	[1]	Debt securities	Equity securities	[1]	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	6	–		255	–		7	7
Realized gains	0	–		8	–		0	0
1 As a result of the adoption of ASU 2016-01 equity securities available-for-sale are now recognized in trading assets and no longer in investment securities.

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2019 (CHF million, except where indicated)
Due within 1 year	168	168	0.36
Due from 5 to 10 years	802	836	0.61
Total debt securities	970	1,004	0.57